Notes Payable (Schedule of Future minimum principal payments on the non-related party long term notes payable) (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Debt Disclosure [Abstract]
2021	$ 570,962	$ 512,425
2022	247,194	229,962
2023	42,191	93,555
2024	10,230	10,045
2025	13,017	10,807
Thereafter	134,982	138,184
Long-term Debt	$ 1,018,576	$ 994,978	$ 280,953